Equity (Details) - Schedule of fair value of each equity-based award is estimated period	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Schedule Of Fair Value Of Each Equity Based Award Is Estimated Period Abstract
Stock price volatility	175.00%	190.00%
Expected term	5 years	1 year
Risk-free interest rate		3.21%
Discount rate	3.30%
Expected dividends	0.00%	0.00%